INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period			$ 78,759,610	$ 39,052,925
Business combination			11,064,908
Purchases of the period			138,186,645	102,342,174
Production costs			14,596,888	7,581,570
Foreign currency translation			(246,484)	516,306
Subtotal			242,361,567	149,492,975
Inventories as of the end of the period	$ (107,544,430)	$ (56,277,533)	(107,544,430)	(56,277,533)
Cost of sales	$ 59,141,259	$ 55,332,989	$ 134,817,137	$ 93,215,442